Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Prepaid insurance expenses	$ 233	$ 123	$ 155
Prepaid research expenses	164	255	36
Other prepaid expenses	61	19	27
Total	$ 458	397	218
Prepaid rent expenses